Derivatives and Hedging Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Percentage of interest rate swaps deemed effective	100.00%	100.00%
Cash flow hedge interest income to be earned in 2014	$ 697
Forward commitment	0	0	140,471
Stock Appreciation Rights (SARs)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contracts owned	193,249	183,889
Contracts owned, cost	15,018	12,753
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 826,227	$ 412,078